                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                      Post-Effective Amendment No. 29 [X]
                              (File No. 333-44644)

                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              Amendment No. 63 [X]
                              (File No. 811-05213)
                       (Check appropriate box or boxes.)

                           Exact Name of Registrant:
                       RiverSource of New York Account 8
                  (previously IDS Life of New York Account 8)

                               Name of Depositor:
                   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                          20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                              Dixie Carroll, Esq.
                        5229 Ameriprise Financial Center
                             Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on September 13, 2010 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 29 is to supplement the prospectus for RiverSource(R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series.

The supplement filed electronically herewith is not intended to supersede prospectuses for RiverSource(R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series filed with Post-Effective Amendment No. 28 to Registration Statement No. 333-44644 filed on or about April 30, 2010.

The prospectus for RiverSource(R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series filed with Post-Effective Amendment No. 28 to Registration Statement No. 333-44644 filed on or about April 30, 2010 is incorporated by reference into Part A of Post-Effective Amendment No. 29 to this Registration Statement.

PART A:

                          Supplement dated September 13, 2010*
                                                                   --------------------
                                       PRODUCT NAME
---------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV                          S-6419 N (4/10)
  /RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV-ESTATE SERIES
---------------------------------------------------------------------------------------


The information in this supplement updates and amends certain information contained in your current variable life insurance product prospectus. Please read it carefully and keep it with your variable life insurance product prospectus.

THE FOLLOWING RIDER CHARGE HAS BEEN ADDED UNDER THE "FEE TABLES" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

TRANSACTION FEES

                                                                                AMOUNT DEDUCTED
  CHARGE                       WHEN CHARGE IS DEDUCTED                VUL IV                     VUL IV - ES
ACCELERATED BENEFIT RIDER    Upon  payment of              $250                          $250
FOR TERMINAL ILLNESS         Accelerated Benefit.
--------------------------------------------------------------------------------------------------------------------
CHARGES OTHER THAN FUND OPERATING EXPENSES

                                                                                AMOUNT DEDUCTED
  CHARGE                       WHEN CHARGE IS DEDUCTED                VUL IV                     VUL IV - ES
ADVANCESOURCE((R))ACCELER-   Monthly (while the rider is   Monthly rate per $1,000 of    Monthly rate per $1,000 of
ATED BENEFIT RIDER FOR       in effect).                   the rider specified amount:   the rider specified amount:
CHRONIC ILLNESS (ASR)
(a),(d)
                                                           MINIMUM: 0.0025, Male, Age    MINIMUM: 0.0025, Male, Age
                                                           20, Super Preferred Non-      20, Super Preferred Non-
                                                           Tobacco, Duration 1, 1%       Tobacco, Duration 1, 1%
                                                           Monthly Benefit Percent.      Monthly Benefit Percent.
                                                           MAXIMUM: 26.85, Female, Age   MAXIMUM: 26.85, Female, Age
                                                           20, Standard Tobacco,         20, Standard Tobacco,
                                                           Duration 80, 3% Monthly       Duration 80, 3% Monthly
                                                           Benefit Percent.              Benefit Percent.
                                                           REPRESENTATIVE INSURED:       REPRESENTATIVE INSURED:
                                                           0.0025, Male, Age 35,         0.0025, Male, Age 35,
                                                           Preferred Non-Tobacco,        Preferred Non-Tobacco,
                                                           Duration 1, 2% Monthly        Duration 1, 2% Monthly
                                                           Benefit Percent.              Benefit Percent.
--------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON PAYMENTS    Annually, payable at the      GUARANTEED:
UNDER ACCELERATED BENEFIT    end of each policy year.
RIDER FOR TERMINAL ILLNESS                                 -   As set forth in "Interest Rate on Loans", for that
(ABRTI)                                                        part of the accelerated benefit which does not exceed
                                                               the policy value available for loan when an
                                                               accelerated benefit is requested.

                                                           -   For that part of an accelerated benefit which exceeds
                                                               the policy value available for loan when the
                                                               accelerated benefit is requested, the greater of the
                                                               current yield on 90 day Treasury bills or the current
                                                               maximum statutory adjustable policy loan interest
                                                               rate expressed as an annual effective rate.
--------------------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The monthly cost of insurance rate is based on the accelerated benefit insured's sex, risk class, issue age, duration and the monthly benefit percent shown in the "Policy Data" section of the policy. The cost of insurance rates for this rider will not exceed the guaranteed maximum monthly cost of insurance rates for this rider shown in the "Policy Data" section of the policy. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life Insurance Co. of New York at the address or telephone number shown on the first page of this prospectus.

(d) This rider is only available for 2001 CSO Policies purchased under the Option 1 death benefit on or after June 14, 2010.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6419-23 A (9/10)

* Destroy date: May 1, 2011

THE FOLLOWING RIDER DESCRIPTION HAS BEEN ADDED UNDER THE "POLICY BENEFITS AND RISKS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

POLICY BENEFITS (CONTINUED)

  POLICY BENEFIT                               WHAT IT MEANS                        HOW IT WORKS
Optional Insurance Benefits
                                    You may add optional benefits to     AVAILABLE RIDERS YOU MAY ADD:
                                    your policy at an additional cost,
                                    in the form of riders (if you meet   -   ADVANCESOURCE ACCELERATED
                                    certain requirements). The amounts       BENEFIT RIDER FOR CHRONIC
                                    of these benefits do not vary with       ILLNESS (ASR): ASR provides a
                                    investment experience of the             rider payment to the owner, as
                                    variable account. Certain                an acceleration of the
                                    restrictions apply and are clearly       policy's death benefit, if the
                                    described in the applicable rider.       accelerated benefit insured
                                                                             becomes a chronically ill
                                                                             individual who receives
                                                                             qualified long-term care
                                                                             services. Please note the
                                                                             following about the ASR:

                                                                         -    This rider is only available
                                                                              for 2001 CSO Policies
                                                                              purchased under the Option 1
                                                                              death benefit on or after
                                                                              June 14, 2010.

                                                                         -    At the request of the owner,
                                                                              the accelerated benefit under
                                                                              this rider will be paid each
                                                                              month, limited by the maximum
                                                                              monthly benefit, to the owner
                                                                              or to any individual
                                                                              authorized to act on behalf
                                                                              of the owner.

                                                                         -    These payments are subject to
                                                                              certain limitations and
                                                                              satisfaction of eligibility
                                                                              requirements which include
                                                                              the following: 1) A current
                                                                              written eligibility
                                                                              certification from a licensed
                                                                              health care practitioner that
                                                                              certifies the accelerated
                                                                              benefit insured is a
                                                                              chronically ill individual;
                                                                              and 2) Proof that the
                                                                              accelerated benefit insured
                                                                              received or is receiving
                                                                              qualified long-term care
                                                                              services pursuant to a plan
                                                                              of care; and 3) Proof that
                                                                              the elimination period has
                                                                              been satisfied; and 4)
                                                                              Written notice of claim and
                                                                              proof of loss, as described
                                                                              in the "Claim Provisions"
                                                                              section of the policy, in a
                                                                              form satisfactory to us.

                                                                         -    We will begin monthly benefit
                                                                              payments under this rider
                                                                              when the eligibility for the
                                                                              payment of benefits
                                                                              conditions is met and a claim
                                                                              for benefits has been
                                                                              approved by us. The ASR does
                                                                              not include inflation
                                                                              protection coverage and
                                                                              therefore the benefit level
                                                                              will not increase over time.
                                                                              Because the costs of
                                                                              long-term care services will
                                                                              likely increase over time,
                                                                              you should consider whether
                                                                              and how the benefits of the
                                                                              ASR may be adjusted.

                                                                         -    Monthly benefit payments paid
                                                                              will also change other values
                                                                              of the life insurance policy
                                                                              as provided in the rider such
                                                                              as policy value less
                                                                              indebtedness, surrender
                                                                              charges and monthly no- lapse
                                                                              guarantee premiums.

                                                                         -    If you participate in the
                                                                              Portfolio Navigator Program
                                                                              (PN program), your
                                                                              participation in the PN
                                                                              program will terminate once
                                                                              benefit payments begin and
                                                                              all of your assets will
                                                                              automatically transfer to the
                                                                              fixed account.

THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE "PARTIAL SURRENDER CHARGE" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

If the AdvanceSource rider is on your policy, once notice of claim is received, partial surrenders are no longer allowed.

THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE "NO LAPSE GUARANTEES" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

The NLG-100 is not available when you add AdvanceSource rider to your policy.

THE FOLLOWING PARAGRAPH HAS BEEN ADDED TO THE END OF THE LAST PARAGRAPH OF THE "GRACE PERIOD" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

If you have the AdvanceSource rider on your policy and the AdvanceSource rider terminates at the end of the grace period while the accelerated benefit insured is chronically ill, the rider may be reinstated provided the owner submits a written request within five months after the date of termination and provided that certain other conditions are met. Certain conditions are listed in the rider. The reinstated rider will not provide monthly benefit payments during the period of lapse to the date of reinstatement. The effective date of the reinstated rider will be the beginning of the policy month that coincides with or next follows the date we approve the owner's request.

THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE "PROCEEDS PAYABLE UPON DEATH" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

IF YOU HAVE THE ADVANCESOURCE RIDER ON YOUR POLICY: The proceeds payable upon death of the accelerated benefit insured on or after the insured's attained age 100 anniversary is reduced by each AdvanceSource rider benefit paid.

THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE "CHANGE IN DEATH BENEFIT OPTION" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

IF YOU HAVE THE ADVANCESOURCE RIDER ON YOUR POLICY: Option 2 is not available.

THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE "CHANGES IN SPECIFIED AMOUNT" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

If you have the AdvanceSource rider on your policy and request a decrease in the policy specified amount, including decreases due to partial surrenders, you may impact the AdvanceSource rider specified amount and the remaining amount to be accelerated. After a decrease in the policy specified amount, if the remaining amount to be accelerated divided by the new policy specified amount is greater than the maximum rider specified amount percent shown in the "Policy Data" section of the policy, then the rider specified amount and the remaining amount to be accelerated will be decreased. Any resulting decrease could cause a change in the maximum monthly benefit.

THE FOLLOWING SENTENCES HAVE BEEN ADDED TO THE END OF THE FIRST PARAGRAPH OF THE "TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW
YORK:

If you have the AdvanceSource rider on your policy, once benefit payments begin, any value in your subaccounts will be transferred to the fixed account as well as all future premium payments. Transfers to the subaccounts will not be allowed. At the end of the period of coverage, the portion of the policy value in excess of indebtedness due to us will remain in the fixed account until written request is made to transfer to any subaccounts. The request must be made within 30 days after the end of the period of coverage.

THE FOLLOWING SENTENCES HAVE BEEN ADDED TO THE END OF THE "EFFECT OF POLICY LOANS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

If you have the AdvanceSource rider, upon Notice of Claim, additional policy loans are not permitted. This does not include policy loans taken to pay for interest due on existing policy loan. If there is an outstanding policy loan at the time of an AdvanceSource rider monthly benefit payment, that benefit payment will be reduced to repay a portion of the policy loan.

THE FOLLOWING NEW SUBSECTION HAS BEEN ADDED TO THE END OF THE "OTHER TAX CONSIDERATIONS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

ADVANCESOURCE RIDER: This rider is intended to be federally tax-qualified long-term care insurance under Section 7702B(b) of the Code, as adopted by the Health Insurance Portability and Accountability Act of 1996 -- Public Law 104-191. The benefit is intended to qualify for exclusion from income within the limits of the Code. Receipt of benefits in excess of those limits may be taxable. For this purpose, benefits under other contracts paying long-term care benefits are included in determining whether benefits exceed the limits imposed by the Code. Any charges for this rider that are deducted from the cash value of the life insurance contract will not be included in taxable income. The investment in the contract, however, is reduced (but not below zero) by the amount of the charge.

THE FOLLOWING TERMS HAVE BEEN ADDED UNDER THE "KEY TERMS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

ACCELERATED BENEFIT INSURED: This person is the insured of the policy to which the AdvanceSource rider is attached.

ADULT DAY CARE: A program that provides a protective environment and preventive, remedial and restorative services for part of the 24-hour day.

ADULT DAY CARE CENTER: A place that is licensed to provide adult day care by the state. If not licensed, it must meet certain criteria listed in the AdvanceSource rider.

ADVANCESOURCE RIDER: In this prospectus, "AdvanceSource rider" refers to the AdvanceSource Accelerated Benefit Rider for Chronic Illness.

ADVANCESOURCE RIDER SPECIFIED AMOUNT: The maximum death benefit amount that may be accelerated under the AdvanceSource rider. This amount is chosen in your application for the rider and is shown in the "Policy Data" section of the policy.

ASSISTED LIVING FACILITY: A facility that provides ongoing care and related services to inpatients in one location.

CHRONICALLY ILL INDIVIDUAL: An individual who has been certified by a licensed health care practitioner within the last 12 months as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

COGNITIVE IMPAIRMENT: A deficiency in a person's short-term memory; orientation as to person, place, and time; deductive or abstract reasoning; or judgment as it relates to safety awareness.

ELIGIBILITY FOR THE PAYMENT OF BENEFITS CONDITIONS: Eligibility requirements for claim payments include the following: 1) A current written eligibility certification from a licensed health care practitioner that certifies the accelerated benefit insured is a chronically ill individual; and 2) Proof that the accelerated benefit insured received or is receiving qualified long-term care services pursuant to a plan of care; and 3) Proof that the elimination period has been satisfied; and 4) Written notice of claim and proof of loss, as described in the "Claim Provisions" section of the rider.

ELIMINATION PERIOD: The number of days of qualified long-term care services that are required while the AdvanceSource rider is in force before any benefit is available under the rider. The elimination period is shown in the "Policy Data" section of the policy. The dates of service need not be continuous; however, the elimination period must be satisfied within a period of 730 consecutive days. The elimination period must be satisfied only once while this rider is in force. Once all conditions for eligibility for the payment of benefits have been met, benefits will be payable for services used to satisfy the elimination period.

HOME HEALTH CARE: Personal assistance and care provided by a home health care provider in a private home or by an adult day care center.

HOME HEALTH CARE PROVIDER:  An agency or person who provides home health care.

HOSPITAL: A place which, by law, provides care and treatment for sick or injured persons as resident bed patients.

LICENSED HEALTH CARE PRACTITIONER: A physician, a registered nurse, a licensed social worker, or any other individual who meets the requirements as may be prescribed by the U.S. Secretary of the Treasury.

LONG-TERM CARE FACILITY: A facility, other than the acute care unit of a hospital, that provides skilled nursing care, intermediate care, or custodial care, and is licensed by the appropriate state licensing agency or if not licensed maintains a registered nurse or licensed practical nurse on duty at all times to supervise a 24-hour nursing service, a doctor to supervise the operation of the facility, a planned program of policies and procedures that were developed with the advice of a professional group including at least one doctor or nurse, and a doctor available to furnish emergency medical care. Please see your rider for further details.

MONTHLY BENEFIT PAYMENT: The amount paid to the owner, or to any individual authorized to act on behalf of the owner, for a calendar month of qualified long-term care services received by the accelerated benefit insured.

MONTHLY BENEFIT PERCENT: The percentage (1%, 2% or 3%) which is elected at issue and shown in the "Policy Data" section of the policy.

NOTICE OF CLAIM: The written notice required to be submitted in order to start a claim.

PERIOD OF COVERAGE: The period of time during which the accelerated benefit insured receives services that are covered under AdvanceSource rider.

PLAN OF CARE: A written plan for long-term care services designed especially for the accelerated benefit insured.

PROOF OF LOSS: A signed form with a written statement and additional documentation needed by us in order to pay benefits under the AdvanceSource rider to the owner.

QUALIFIED LONG-TERM CARE SERVICES: Necessary diagnostic, preventive, therapeutic, curing, treating, mitigating and rehabilitative services, and maintenance or personal care services, which are:

1. required for treatment of a chronically ill individual; and

2. provided pursuant to a plan of care prescribed by a licensed health care practitioner; and

3. provided in a long-term care facility, an assisted living facility, an adult day care center, or by a home health care provider.

SUBSTANTIAL SUPERVISION: Continual supervision (which may include cuing by verbal prompting, gestures, or other demonstrations) by another person that is necessary to protect the severely cognitively impaired individual from threats to his or her health or safety (such as may result from wandering).

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

                       THIS PAGE LEFT BLANK INTENTIONALLY

S-6419-23 A (9/10)

PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Account 8 dated April 30, 2010, filed electronically as Part B to Post-Effective Amendment No. 28 to Registration Statement No. 333-44644 on or about April 30, 2010, is incorporated by reference to this Post-Effective Amendment No. 29.

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Consent in writing to establish additional subaccounts filed electronically as Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 81 subaccounts dated March 20, 2005, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 21 is incorporated herein by reference.

(a)(4) Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger band subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (VUL3-NY) filed electronically as Exhibit 1.A. (5)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy Endorsement (VUL IV-NY) filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 7 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(3) Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit 1.A. (5)(b) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(4) Accidental Death Benefit Rider filed electronically as Exhibit 1.A.(5)(c) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(5) Other Insured Rider filed electronically as Exhibit 1.A. (5)(d) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(6) Children's Term Insurance Rider filed electronically as Exhibit 1.A.
(5)(e) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(7) Automatic Increase Benefit Rider filed electronically as Exhibit 1.A.
(5)(f) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(8) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(8) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(9) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(9) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(10) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(10) to Post-Effective Amendment No. 21 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(11) Copy of AdvanceSource (RM) Accelerated Benefit Rider for Chronic Illness (form 138751) is filed electronically herewith.

(d)(12) Copy of Accelerated Benefit Rider for Terminal Illness (form 138776) is filed electronically herewith.

(d)(13) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) is filed electronically herewith.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(e)(2) Application form for the Accelerated Benefit Rider for Chronic Illness (form 138754) is filed electronically herewith.

(f)(1) Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement 333-44644 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to

Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 9141-00-00 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 9141-00-00, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(3) Redacted copy of Second Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 9141-00-00 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 3092 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(5) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3092, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(6) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3092, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(7) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3092 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 1158 filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(9) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18,

2003, and identified as Treaty Number 0322-6386 filed electronically as Exhibit
(g)(9) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(10) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated August 18, 2003, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2004, filed electronically as Exhibit
(g)(10) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(11) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000, filed electronically as Exhibit (g)(11) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(12) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000, filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(13) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000, filed electronically as Exhibit (g)(13) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(14) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated November 15, 2000, and identified as Treaty Number 7865-00-00 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(14) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(15) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000, filed electronically as Exhibit (g)(15) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(16) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated November 15, 2000, between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(16) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 7782-1 filed electronically as Exhibit (g)(17) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(18) Redacted copy of Addendum Number 2 to the Reinsurance Agreement dated August 18, 2003, and identified as Treaty Number 7782-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(18) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(19) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000, and identified as Agreement Number 0322-2537 filed electronically as Exhibit (g)(19) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of new York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to

Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(8) to Post-Effective Amendment No. 21 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(9) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed electronically as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(11) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(12) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(13) Copy of Fund Participation Agreement dated May 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h)
(13) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(14) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as
Exhibit 27(h) (15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit(h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(18) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Fund Participation Agreement dated October 16, 2006, by and among, IDS Life Insurance Co. of New York, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(19) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(20) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(21) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration

Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(22) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(23) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(25) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL IV/VUL IV - ES NY filed electronically as Exhibit (m)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-44644 is incorporated herein by reference.

(m)(2) Calculations of Illustrations for VUL IV/VUL IV - ES NY 2005 Revisions filed electronically as Exhibit (m)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-44644 is incorporated herein by reference.

(m)(3) Calculations of Illustrations for VUL IV/VUL IV - ES NY 2008 Revisions filed electronically as Exhibit (m)(3) to Post-Effective Amendment No. 28 to Registration Statement No. 333-44644 is incorporated herein by reference.

(n) Consent of Independent Registered Public Accounting Firm for VUL IV NY/VUL IV - ES NY is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 22, 2008, filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 27 to Registration Statement No. 333-44644 is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name                        Principal Business Address*       Positions and Offices with Depositor
----                    ----------------------------------   -------------------------------------
Gumer C. Alvero         1765 Ameriprise Financial Center     Director and Senior Vice President -
                        Minneapolis, MN 55474                Annuities

Timothy V. Bechtold     249 Ameriprise Financial Center      Director, President and Chief
                        Minneapolis, MN 55474                Executive Officer

Walter Stanley Berman   AMEX Tower WFC                       Vice President and Treasurer
                        200 Vesey St.
                        New York, NY

Maureen A. Buckley      20 Madison Ave. Extension            Director, Vice President, Chief
                        Albany, NY 12203                     Operating Officer, Chief Compliance
                                                             Officer, Consumer Affairs
                                                             Officer and Claims Officer

Rodney P. Burwell       Xerxes Corporation                   Director
                        7901 Xerxes Ave. So.
                        Minneapolis, MN 55431-1253

Richard N. Bush                                              Senior Vice President - Corporate Tax

Robert R. Grew          Carter, Ledyard & Milburn            Director
                        2 Wall Street
                        New York, NY 10005-2072

Ronald L. Guzior        Bollam, Sheedy, Torani               Director
                        & Co. LLP CPA's
                        26 Computer Drive West
                        Albany, NY 12205

Jean B. Keffeler        1010 Swingley Rd.                    Director
                        Livingston, MT 59047

Jeffrey McGregor                                             Director

Jeryl A. Millner        138 Ameriprise Financial Center      Director
                        Minneapolis, MN 55474

Richard T. Moore                                             Secretary

Thomas V. Nicolosi      Ameriprise Financial Services Inc.   Director
                        Suite 220
                        500 Mamaroneck Avenue
                        Harrison, NY 10528

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries and affiliates of Ameriprise Financial, Inc.

Name of Subsidiary and Jurisdiction of Incorporation

American Express Property Casualty Insurance Agency of Pennsylvania Inc. PA Ameriprise Advisor Capital, LLC DE
Ameriprise Bank, FSB NY
Ameriprise Capital Trust I DE
Ameriprise Capital Trust II DE
Ameriprise Capital Trust III DE
Ameriprise Capital Trust IV DE
Ameriprise Captive Insurance Company VT
Ameriprise Certificate Company DE
Investors Syndicate Development Corporation NV
Ameriprise Holdings, Inc. DE
Ameriprise India Private Limited India
Ameriprise Trust Company MN
AMPF Holding Corporation MI
Ameriprise Advisor Services, Inc. MI
Ameriprise Insurance Agency of Massachusetts, Inc. MA
American Enterprise Investment Services Inc. MN
Ameriprise Financial Services DE
AMPF Property Corporation MI
AMPF Realty Corporation MI
IDS Management Corporation MN
IDS Futures Corporation MN
IDS Property Casualty Insurance Company WI
Ameriprise Auto & Home Insurance Agency, Inc. WI
Ameriprise Insurance Company WI
RiverSource Distributors, Inc. DE
RiverSource Investments LLC MN
Advisory Capital Strategies Group Inc. MN
Boston Equity General Partner LLC DE
Kenwood Capital Management LLC DE
IDS Capital Holdings Inc MN
Inc. RiverSource CDO Seed Investment, LLC MN
J.& W. Seligman & Co., Inc. NY
RiverSource Fund Distributors, Inc. NY
RiverSource Services, Inc. NY
Seligman Asia Inc. NY
Seligman Focus Partners LLC NY
Seligman Health Partners LLC NY
Seligman Health Plus Partners LLC NY
Seligman Partners LLC NY
RiverSource Life Insurance Company MN
RiverSource Life Insurance Co. of New York NY
RiverSource NY REO, LLC NY
RiverSource REO 1, LLC MN
RiverSource Tax Advantaged Investments, Inc. DE
AEXP Affordable Housing LLC DE
RiverSource Service Corporation MN
Securities America Financial Corporation NE
Brecek & Young Advisors, Inc. CA
Brecek & Young Financial Services Group of Montana, Inc. MT
Brecek & Young Financial Group Insurance Agency of Texas, Inc. TX
Securities America, Inc. DE
Securities America Advisors, Inc. NE

Threadneedle Asset Management Holdings SARL Luxembourg
TAM Investment Ltd DE
TAM UK Holdings Limited UK
Threadneedle Asset Management (Australia) Pty Ltd Aus
Threadneedle International Investments GmbH Germany
Threadneedle Management Luxembourg S.A. Luxembourg
Threadneedle Portfolio Services Hong Kong Ltd HK
Threadneedle Asset Management Holdings Ltd.* UK
Cofund Holdings Ltd. (16.89%) UK
Threadneedle Asset Management Finance Ltd. UK
TMS Investment Ltd. (Jersey) (Minority) Channel Islands, Jersey
Threadneedle Asset Management Ltd. UK
Threadneedle Asset Management (Nominees) Ltd. UK
ADT Nominees Ltd UK
Convivo Asset Management Ltd. UK
Threadneedle Investment Advisors Ltd. UK
Threadneedle Portfolio Managers Ltd. UK
Sackville TIPP (GP) Ltd. UK
Threadneedle International Fund Management Ltd. UK
Threadneedle International Ltd. UK
Threadneedle Investment Services GMbH Germany
Threadneedle Investment Services Ltd. UK
Threadneedle Investments (Channel Islands) Ltd. Channel Islands, Jersey Threadneedle Investments North America LLC DE
Threadneedle Management Services Ltd. UK
Threadneedle Pension Trustees Ltd. UK
Threadneedle Property Services Ltd. UK
Threadneedle Rural Property Services Ltd. UK
Threadneedle Navigator ISA Manager Ltd. UK
Threadneedle Pensions Ltd. UK
Crockhamwell Road Management Ltd {75%} UK
Crossways Management Company Ltd (0.7%) UK
Redhouse Property Services Ltd. (6%) UK
Sackville (TPEN) [75%] UK
Severnside Distribution Park (Bristol) Management Ltd. (2.6%) UK
Threadneedle Portfolio Services Ltd. UK
Threadneedle Property Investments Ltd. UK
Axix 4/5 Management Ltd. (22.2%) UK
Cornbrash Park Management Company Ltd UK
Highcross (Slough) Management Ltd UK
Sackville Property (GP) Ltd. UK
Sackville Property (GP) Nominee 1 Ltd. UK
Sackville Property (GP) Nominee 2 Ltd. UK
Sackville SPF IV (GP) No. 1 Ltd UK
Sackville SPF IV Property (GP) No. 1 Ltd UK
Sackville SPF IV Property Nominee (1) Ltd. UK
Sackville SPF IV Property Nominee (2) Ltd. UK
Sackville Tandem Property (GP) Ltd. UK
Sackville Tandem Property Nominee Ltd. UK
Sackville TPEN Property (GP) Ltd. UK
Sackville TPEN Property Nominee Ltd.
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TSP Property (GP) Ltd. UK
Sackville TSP Property Nominee Ltd. UK
Threadneedle Unit Trust Manager Ltd. UK


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, RiverSource Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio fund of funds.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and
                                       Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President -
                                       Strategic Transformation
Jeffrey McGregor                       President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and
                                       Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

       NAME OF          NET UNDERWRITING
      PRINCIPAL           DISCOUNTS AND    COMPENSATION ON    BROKERAGE        OTHER
     UNDERWRITER           COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
---------------------   ----------------   ---------------   -----------   ------------
RiverSource
   Distributors, Inc.      $17,842,976           None            None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Co. of New York at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 10th day of September, 2010.

                                        RiverSource of New York Account 8
                                        (Registrant)

                                        By RiverSource Life Insurance Co. of
                                        New York
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 10th day of September, 2010.



/s/ Gumer C. Alvero*                    Director and Senior Vice President -
-------------------------------------   Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director, President and Chief Executive
-------------------------------------   Officer
Timothy V. Bechtold                     (Chief Executive Officer)


/s/ Maureen A. Buckley*                 Director, Vice President, Chief
-------------------------------------   Operating Officer, Chief Compliance
Maureen A. Buckley                      Officer, Consumer Affairs Officer and
                                        Claims Officer


/s/ Rodney P. Burwell                   Director
-------------------------------------
Rodney P. Burwell


/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush



/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew


/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Jeffrey McGregor*                   Director
-------------------------------------
Jeffrey McGregor


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Financial Officer)
David K. Stewart                        (Principal Accounting Officer)

* Signed pursuant to Power of Attorney dated October 22, 2008, filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 27 to Registration Statement No. 333-44644, by:


/s/ Dixie Carroll
-------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 29
                     TO REGISTRATION STATEMENT NO. 333-44644

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectus for RiverSource (R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series, Part A to Post-Effective Amendment No. 28 to Registration Statement No. 333-44644, on or after April 30, 2010, is incorporated herein by reference.

Supplement for RiverSource (R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series.

Part B.

The combined Statement of Additional Information and Financial Statements relating to RiverSource of New York Account 8 dated April 30, 2010, filed electronically as Part B to Post-Effective Amendment No. 28 to Registration Statement No. 333-44644 on or about April 30, 2010, is incorporated by reference to this Post-Effective Amendment No. 29.

Part C.

Other information.

Signatures.

Exhibits.

                                  EXHIBIT INDEX

(d)(11) Copy of AdvanceSource (RM) Accelerated Benefit Rider for Chronic
Illness.

(d)(12) Copy of Accelerated Benefit Rider for Terminal Illness.

(d)(13) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES).

(e)(2) Form of Supplemental Application for AdvanceSource(RM) Accelerated Benefit Rider for Chronic Illness.

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(n) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV - ES NY.